                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/06

Check here if Amendment [x]; Amendment Number: 29

This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
Address: 26435 CARMEL RANCHO BLVD., SUITE 200
         CARMEL, CA  93923
Form 13F File Number: 28-4792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: PETER NEUMEIER

Title: PRESIDENT

Phone: 831-625-6355

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier            Carmel, California      8/14/06
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $225152
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.

                                                     FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2       COLUMN 3      COLUMN 4          COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE       SHARES/  SH/ PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP       (x$1000)     PRN AMT   PRN  CALL DSCRETN   MANAGERS  ---------------------
                                                                                                    NONE      SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Andrx Group                 COM            034553107      6597       284472                284472              186900  97572
-----------------------------------------------------------------------------------------------------------------------------------
Barnes Group Inc.           COM            067806109      9635       482950                482950              226400  256550
-----------------------------------------------------------------------------------------------------------------------------------
Brady Corporation           COM            104674106      8131       220700                220700              111600  109100
-----------------------------------------------------------------------------------------------------------------------------------
Casey's General
Stores, Inc.                COM            147528103      2886       115390                115390               56250   59140
-----------------------------------------------------------------------------------------------------------------------------------
Colonial BancGroup Inc.     COM            195493309      5268       205125                205125              107900   97225
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.     COM            198516106       679        15000                 15000               15000       0
-----------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.        COM            231561101      8573       277625                277625              138300   139325
-----------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corporation COM            25811P100       597        93141                 93141               44525    48616
-----------------------------------------------------------------------------------------------------------------------------------
ElkCorp                     COM            287456107      1683        60600                 60600               31950    28650
-----------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp        COM            29426L108      1964       186473                186473               84300   102173
-----------------------------------------------------------------------------------------------------------------------------------
Federated Investors Inc.    COM            314211103      7449       236475                236475               85500   150975
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting              COM            302941109      9153       341925                341925              172700    169225
-----------------------------------------------------------------------------------------------------------------------------------
Graco Inc.                  COM            384109104      3281        71350                 71350               30400     40950
-----------------------------------------------------------------------------------------------------------------------------------
Headwaters Inc.             COM            42210P102      2300        90000                 90000               41400     48600
-----------------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions
Group                       COM            42330P107      7507       186000                186000               87600     98400
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corporation           COM            435758305      5912       122650                122650               62900     59750
-----------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.           COM            G4933P101      5129       208000                208000               99100    108900
-----------------------------------------------------------------------------------------------------------------------------------
Jack Henry & Associates
Inc.                        COM            426281101      7555       384300                384300              192350    191950
-----------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group    COM            469814107      6473        81275                 81275               41600     39675
-----------------------------------------------------------------------------------------------------------------------------------
JB Hunt Transport Services  COM            445658107      8661       347700                347700              122800    224900
-----------------------------------------------------------------------------------------------------------------------------------
Kirby Corporation           COM            497266106     11211       283825                283825              133100    150725
-----------------------------------------------------------------------------------------------------------------------------------
Korn/Ferry International    COM            500643200      5337       272450                272450              157600    114850
-----------------------------------------------------------------------------------------------------------------------------------
Mercury General Corp.       COM            589400100      2787        49450                 49450               26250     23200
-----------------------------------------------------------------------------------------------------------------------------------
Natural Resource
Partnership                 MLP            63900P103      2133        39350                 39350                7200     32150
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration        COM            651290108     12443       254250                 254250             115800    138450
-----------------------------------------------------------------------------------------------------------------------------------
Nuveen Investments Inc.     CLA            67090F106      6335       147150                 147150              75300     71850
-----------------------------------------------------------------------------------------------------------------------------------
Pacer International Inc.    COM            69373H106      2867        88000                  88000              80500      7500
-----------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                     COLUMN 2       COLUMN 3      COLUMN 4          COLUMN 5       COL. 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE       SHARES/  SH/ PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP       (x$1000)     PRN AMT   PRN  CALL DSCRETN   MANAGERS  ---------------------
                                                                                                    NONE      SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters       COM            G7127P100      7746       276825                 276825             159000     117825
-----------------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.   COM            759594302     11648       264900                 264900             133825      131075
-----------------------------------------------------------------------------------------------------------------------------------
RPC Inc.                    COM            749660106      8401       346007                 346007             171825      174182
-----------------------------------------------------------------------------------------------------------------------------------
Superior Energy Service     COM            868157108     13607       401400                 401400             199500      201900
-----------------------------------------------------------------------------------------------------------------------------------
Tetra Technologies Inc.     COM            88162F105     14597       481125                 481125             247000      234125
-----------------------------------------------------------------------------------------------------------------------------------
West Corporation            COM            952355105      7795       162700                 162700              91200       71500
-----------------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc.      COM            959319104      4098       189900                 189900             100200       89700
-----------------------------------------------------------------------------------------------------------------------------------
World Fuel Services Corp.   COM            981475106      4714       103175                 103175              65000       38175
-----------------------------------------------------------------------------------------------------------------------------------
